Consolidated Statements of Operations (USD $)	12 Months Ended
	Jan. 31, 2013	Jan. 31, 2012
Revenue
Geological services	$ 7,804
	7,804
Operating expenses
Administration	40,355	44,056
Advertising and promotion	39,840	202,125
Amortization	4,489	3,107
Automobile	7,166	27,662
Bank charges	6,346	6,374
Consulting fees	232,068	318,914
Interest on current debt	165,387	104,314
IVA expense	4,640	33,780
Mineral exploration costs	231,852	1,156,868
Office	21,189	25,631
Professional fees	105,468	225,858
Rent	13,579	13,582
Regulatory	39,651	28,433
Travel and entertainment	32,223	96,014
Salaries, wages and benefits	81,148	84,029
Stock based compensation		527,318
Foreign exchange loss	(334)	14,653
Write-down of unproved mineral properties	83,159	15,470
	1,108,226	2,928,188
Net loss	$ (1,100,422)	$ (2,928,188)
Net loss per share - basic and diluted (in Dollars per share)	$ (0.06)	$ (0.19)
Weighted average number of shares outstanding - basic and diluted (in Shares)	17,865,307	15,759,661